Calvert
International Opportunities Fund
June 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 94.9%

Security	Shares	Value
Australia — 5.9%
Bapcor, Ltd.	792,512	$ 3,330,771
BlueScope Steel, Ltd.	105,310	1,160,374
carsales.com, Ltd.(1)	303,820	3,861,517
Dexus	554,723	3,411,246
Steadfast Group, Ltd.	945,210	3,288,787
WiseTech Global, Ltd.(1)	198,001	5,192,031
		$ 20,244,726
Austria — 1.7%
ams-OSRAM AG(2)	270,311	$2,445,500
BAWAG Group AG(3)	78,403	3,309,750
		$5,755,250
Belgium — 2.8%
Azelis Group NV(1)	200,952	$4,407,126
KBC Group NV	25,597	1,440,112
VGP NV	9,897	1,578,781
Xior Student Housing NV	52,644	2,290,938
		$9,716,957
Canada — 3.2%
Agnico Eagle Mines, Ltd.	29,133	$1,333,527
ATS Automation Tooling Systems, Inc.(2)	176,415	4,844,834
CAE, Inc.(2)	97,726	2,408,226
TMX Group, Ltd.	22,640	2,304,102
		$10,890,689
France — 0.6%
Rubis SCA	80,182	$1,885,864
		$1,885,864
Germany — 1.1%
Jenoptik AG	89,622	$2,015,902
Norma Group SE	84,761	1,899,717
		$3,915,619
Ireland — 1.4%
Irish Residential Properties REIT PLC(1)	1,760,334	$2,333,861
Kerry Group PLC, Class A	25,880	2,474,955
		$4,808,816
Italy — 6.6%
Amplifon SpA(1)	90,531	$2,783,335
BFF Bank SpA(3)	537,607	3,617,864
DiaSorin SpA	28,927	3,804,204
FinecoBank Banca Fineco SpA	302,767	3,632,163
Security	Shares	Value
Italy (continued)
Interpump Group SpA	49,251	$ 1,885,740
MARR SpA	267,637	3,695,505
Moncler SpA	80,197	3,455,368
		$ 22,874,179
Japan — 28.4%
As One Corp.	95,200	$ 3,761,276
Asahi Intecc Co., Ltd.	262,600	3,975,998
Chiba Bank, Ltd. (The)(1)	484,582	2,652,454
Cosmos Pharmaceutical Corp.	34,600	3,323,123
Dip Corp.	100,200	2,788,489
Fukuoka Financial Group, Inc.	153,508	2,764,679
Goldwin, Inc.	58,400	3,282,209
JMDC, Inc.	86,300	3,800,118
Kewpie Corp.	112,833	1,911,171
Kose Corp.(1)	29,761	2,712,296
Kuraray Co., Ltd.	547,340	4,415,859
Kyoritsu Maintenance Co., Ltd.(1)	140,878	5,258,723
LaSalle Logiport REIT	2,287	2,814,013
Lion Corp.	383,106	4,241,386
Makita Corp.	104,685	2,594,778
Mitsubishi Research Institute, Inc.	166,500	5,063,445
Mitsui Fudosan Logistics Park, Inc.	777	2,939,662
Miura Co., Ltd.	232,586	4,608,171
Nihon M&A Center Holdings, Inc.	254,000	2,707,679
Nohmi Bosai, Ltd.	251,091	3,428,845
Nomura Co., Ltd.	554,984	3,802,989
Sakata Seed Corp.	122,937	4,142,968
Sankyu, Inc.	69,032	1,987,481
Sanwa Holdings Corp.	517,700	4,957,630
SUMCO Corp.	292,128	3,799,093
Tosei Corp.	519,339	4,824,979
Yamaha Corp.	128,162	5,283,469
		$97,842,983
Luxembourg — 0.2%
APERAM S.A.	27,592	$766,340
		$766,340
Netherlands — 5.0%
Aalberts NV	101,281	$3,933,033
BE Semiconductor Industries NV	38,356	1,832,810
Euronext NV(3)	49,191	4,034,291
IMCD NV(1)	36,270	4,959,359
NN Group NV	56,507	2,559,363
		$17,318,856

Calvert
International Opportunities Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
New Zealand — 0.7%
Fisher & Paykel Healthcare Corp., Ltd.	180,440	$ 2,247,866
		$ 2,247,866
Norway — 2.4%
Entra ASA(3)	263,485	$ 3,338,730
Norsk Hydro ASA	123,453	697,665
SmartCraft ASA(2)	1,873,479	3,033,831
SpareBank 1 SR-Bank ASA	111,193	1,211,694
		$ 8,281,920
Portugal — 0.6%
NOS SGPS S.A.	540,423	$2,171,621
		$2,171,621
Singapore — 1.0%
Daiwa House Logistics Trust(2)	7,270,680	$3,376,667
		$3,376,667
Spain — 1.7%
Acciona S.A.	16,618	$3,062,006
Inmobiliaria Colonial Socimi S.A.	442,629	2,831,763
		$5,893,769
Sweden — 6.2%
AddTech AB, Class B	149,067	$1,950,613
Autoliv, Inc.	42,446	3,037,860
Boliden AB	38,129	1,219,383
Bravida Holding AB(3)	408,361	3,559,365
Bufab AB	113,383	2,951,049
Indutrade AB	128,799	2,363,206
Lagercrantz Group AB, Class B	296,155	2,408,142
Sdiptech AB, Class B(2)	164,353	3,809,735
		$21,299,353
Switzerland — 3.2%
Galenica AG(3)	33,933	$2,610,347
Logitech International S.A.	45,314	2,362,908
PolyPeptide Group AG(2)(3)	41,371	2,829,553
Straumann Holding AG	27,860	3,356,184
		$11,158,992
United Kingdom — 22.2%
Abcam PLC(2)	230,855	$3,318,008
Allfunds Group PLC	343,227	2,637,977
Ashtead Group PLC	109,188	4,593,380
Bellway PLC	65,485	1,721,755
Capital & Counties Properties PLC	1,462,009	2,496,159
Compass Group PLC	104,106	2,137,440
Security	Shares	Value
United Kingdom (continued)
Cranswick PLC	100,436	$ 3,761,129
Dechra Pharmaceuticals PLC	70,626	2,977,966
Diploma PLC	166,617	4,537,743
DiscoverIE Group PLC(1)	519,965	3,918,437
Dr. Martens PLC	806,087	2,349,215
Games Workshop Group PLC	48,102	3,916,042
Greggs PLC	115,056	2,547,761
Halma PLC	102,671	2,520,793
Howden Joinery Group PLC	431,552	3,181,165
InterContinental Hotels Group PLC	66,883	3,554,695
JTC PLC(3)	391,419	2,822,863
Judges Scientific PLC	30,663	2,714,959
Nomad Foods, Ltd.(2)	95,283	1,904,707
RWS Holdings PLC	1,128,317	4,762,063
St. James's Place PLC	222,308	2,991,228
Volution Group PLC	1,047,367	4,276,520
Watches of Switzerland Group PLC(2)(3)	253,173	2,399,179
Weir Group PLC (The)	124,460	2,074,356
Wise PLC(1)(2)	599,444	2,176,947
		$76,292,487
Total Common Stocks (identified cost $375,032,675)		$326,742,954

Exchange-Traded Funds — 3.6%

Security	Shares	Value
Equity Funds — 3.6%
iShares MSCI Hong Kong ETF	182,413	$ 4,049,569
iShares MSCI Singapore ETF(1)	224,274	3,965,164
Vanguard MSCI Australian Small Companies Index ETF	106,272	4,308,220
Total Exchange-Traded Funds (identified cost $13,714,039)		$ 12,322,953

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$560	$ 519,478
Total High Social Impact Investments (identified cost $560,000)		$ 519,478

Calvert
International Opportunities Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Rights — 0.0%(6)

Security	Shares	Value
Australia — 0.0%(6)
carsales.com, Ltd., Exp. 7/13/22(2)	73,034	$ 32,263
Total Rights (identified cost $0)		$ 32,263

Short-Term Investments — 3.5%

Affiliated Fund — 2.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(7)	9,466,049	$ 9,466,049
Total Affiliated Fund (identified cost $9,466,049)		$ 9,466,049

Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(8)	2,393,924	$ 2,393,924
Total Securities Lending Collateral (identified cost $2,393,924)		$ 2,393,924
Total Short-Term Investments (identified cost $11,859,973)		$ 11,859,973

Total Investments — 102.1% (identified cost $401,166,687)	$351,477,621
Other Assets, Less Liabilities — (2.1)%	$ (7,093,263)
Net Assets — 100.0%	$344,384,358

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $17,948,607 and the total market value of the collateral received by the Fund was $19,786,080, comprised of cash of $2,393,924 and U.S. government and/or agencies securities of $17,392,156.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $28,521,942 or 8.3% of the Fund's net assets.
(4)	May be deemed to be an affiliated company.
(5)	Restricted security. Total market value of restricted securities amounts to $519,478, which represents 0.1% of the net assets of the Fund as of June 30, 2022.
(6)	Amount is less than 0.05%.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(8)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	26.0%
Consumer Discretionary	12.3
Financials	11.4
Information Technology	10.5
Health Care	10.3
Real Estate	9.4
Consumer Staples	8.2
Exchange-Traded Funds	3.6
Materials	2.8
Communication Services	2.6
Utilities	1.4
High Social Impact Investments	0.1
Total	98.6%

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$560,000
The Fund did not have any open derivative instruments at June 30, 2022.

Calvert
International Opportunities Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $9,985,527, which represents 2.9% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 550,385	$ —	$ —	$ —	$(30,907)	$ 519,478	$ 6,300	$ 560,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	9,284,016	60,210,762	(69,494,108)	237	(907)	—	2,809	—
Liquidity Fund, Institutional Class(2)	—	35,888,981	(26,422,932)	—	—	9,466,049	9,083	9,466,049
Total				$237	$(31,814)	$9,985,527	$18,192

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$20,244,726	$ —	$20,244,726
Austria	—	5,755,250	—	5,755,250
Belgium	—	9,716,957	—	9,716,957
Canada	10,890,689	—	—	10,890,689
France	—	1,885,864	—	1,885,864
Germany	—	3,915,619	—	3,915,619
Ireland	—	4,808,816	—	4,808,816
Italy	—	22,874,179	—	22,874,179
Japan	—	97,842,983	—	97,842,983
Luxembourg	—	766,340	—	766,340
Netherlands	—	17,318,856	—	17,318,856
New Zealand	—	2,247,866	—	2,247,866
Norway	—	8,281,920	—	8,281,920
Portugal	—	2,171,621	—	2,171,621
Singapore	—	3,376,667	—	3,376,667
Spain	—	5,893,769	—	5,893,769
Sweden	3,037,860	18,261,493	—	21,299,353
Switzerland	—	11,158,992	—	11,158,992

Calvert
International Opportunities Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
United Kingdom	$1,904,707	$74,387,780	$ —	$76,292,487
Total Common Stocks	$15,833,256	$310,909,698(1)	$ —	$326,742,954
Exchange-Traded Funds	$8,014,733	$4,308,220	$ —	$12,322,953
High Social Impact Investments	—	519,478	—	519,478
Rights	—	32,263	—	32,263
Short-Term Investments:
Affiliated Fund	9,466,049	—	—	9,466,049
Securities Lending Collateral	2,393,924	—	—	2,393,924
Total Investments	$35,707,962	$315,769,659	$ —	$351,477,621

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.